Divestment of a subsidiary	12 Months Ended
Dec. 31, 2022
Divestment Of Subsidiary
Divestment of a subsidiary

7. Divestment of a subsidiary

In July 2022, the Company divested its entire interest in Moxian (Hong Kong) Limited, a holding company with interests in several wholly-owned subsidiaries in Shenzhen, Beijing, Shanghai and Malaysia as well as a variable entity in Shenzhen for a consideration of HK$1,000. The wholly-owned subsidiary companies as well as the variable interest entity had been largely dormant since September 2018. The directors consider this divestment to be in the best interests of the Company as it has decided to pursue other business opportunities which are based outside the People’s Republic of China. The divested company and its subsidiary companies have had many years of losses since their inception and have gradually ceased business operations because of a lack of working capital, little or no market penetration and high competitive pressure.

The gains on this divestment is stated after accounting for the interest in Moxian (Hong Kong) which is the funding vehicle through which advances had been made for the working capital requirements of the subsidiaries and the variable interest entity, less the consolidation of past losses in its financial statements. In a related development, the Company also wrote off its carrying value in its entire interest in Moxian CN Group China Limited, the holding company of Moxian (Hong Kong) Limited as there was no longer any purpose to retain the company.

Details of the transaction:

Gain on divestment of the interest in Moxian (Hong Kong) Limited	$406,938
Write-off of the cost of investment in Moxian CN China Limited	(1,000,001)